Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Netherlands
Market Risk [Line Items]
Reportable ECL	€ 310	€ 381
Netherlands | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 214	€ 274
Probability weighting	20.00%	20.00%
Netherlands | Upside scenario | Real GDP
Market Risk [Line Items]
2024	130.00%	220.00%
2025	330.00%	230.00%
2026	280.00%	290.00%
Netherlands | Upside scenario | Unemployment
Market Risk [Line Items]
2024	370.00%	400.00%
2025	330.00%	390.00%
2026	330.00%	380.00%
Netherlands | Upside scenario | HPI
Market Risk [Line Items]
2024	1040.00%	1300.00%
2025	1120.00%	1180.00%
2026	400.00%	250.00%
Netherlands | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 282	€ 349
Probability weighting	60.00%	60.00%
Netherlands | Baseline Scenario | Real GDP
Market Risk [Line Items]
2024	80.00%	20.00%
2025	160.00%	140.00%
2026	150.00%	180.00%
Netherlands | Baseline Scenario | Unemployment
Market Risk [Line Items]
2024	410.00%	450.00%
2025	430.00%	480.00%
2026	450.00%	490.00%
Netherlands | Baseline Scenario | HPI
Market Risk [Line Items]
2024	90.00%	370.00%
2025	300.00%	370.00%
2026	390.00%	240.00%
Netherlands | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 487	€ 583
Probability weighting	20.00%	20.00%
Netherlands | Downside scenario | Real GDP
Market Risk [Line Items]
2024	(170.00%)	(420.00%)
2025	(120.00%)	70.00%
2026	10.00%	90.00%
Netherlands | Downside scenario | Unemployment
Market Risk [Line Items]
2024	590.00%	640.00%
2025	720.00%	780.00%
2026	810.00%	870.00%
Netherlands | Downside scenario | HPI
Market Risk [Line Items]
2024	(1090.00%)	(800.00%)
2025	(740.00%)	(650.00%)
2026	370.00%	220.00%
Germany
Market Risk [Line Items]
Reportable ECL	€ 525	€ 745
Germany | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 472	€ 606
Probability weighting	20.00%	20.00%
Germany | Upside scenario | Real GDP
Market Risk [Line Items]
2024	140.00%	170.00%
2025	310.00%	230.00%
2026	160.00%	180.00%
Germany | Upside scenario | Unemployment
Market Risk [Line Items]
2024	260.00%	260.00%
2025	200.00%	220.00%
2026	170.00%	180.00%
Germany | Upside scenario | HPI
Market Risk [Line Items]
2024	90.00%	60.00%
2025	660.00%	390.00%
2026	800.00%	620.00%
Germany | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 513	€ 726
Probability weighting	60.00%	60.00%
Germany | Baseline Scenario | Real GDP
Market Risk [Line Items]
2024	50.00%	(70.00%)
2025	130.00%	140.00%
2026	120.00%	150.00%
Germany | Baseline Scenario | Unemployment
Market Risk [Line Items]
2024	300.00%	320.00%
2025	300.00%	310.00%
2026	300.00%	310.00%
Germany | Baseline Scenario | HPI
Market Risk [Line Items]
2024	(140.00%)	(180.00%)
2025	340.00%	90.00%
2026	450.00%	270.00%
Germany | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 615	€ 942
Probability weighting	20.00%	20.00%
Germany | Downside scenario | Real GDP
Market Risk [Line Items]
2024	(240.00%)	(480.00%)
2025	(140.00%)	10.00%
2026	30.00%	100.00%
Germany | Downside scenario | Unemployment
Market Risk [Line Items]
2024	450.00%	480.00%
2025	520.00%	530.00%
2026	550.00%	560.00%
Germany | Downside scenario | HPI
Market Risk [Line Items]
2024	(600.00%)	(620.00%)
2025	(80.00%)	(330.00%)
2026	40.00%	(140.00%)
Belgium
Market Risk [Line Items]
Reportable ECL	€ 619	€ 596
Belgium | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 568	€ 535
Probability weighting	20.00%	20.00%
Belgium | Upside scenario | Real GDP
Market Risk [Line Items]
2024	150.00%	170.00%
2025	270.00%	210.00%
2026	230.00%	210.00%
Belgium | Upside scenario | Unemployment
Market Risk [Line Items]
2024	530.00%	550.00%
2025	500.00%	550.00%
2026	490.00%	530.00%
Belgium | Upside scenario | HPI
Market Risk [Line Items]
2024	130.00%	230.00%
2025	560.00%	260.00%
2026	450.00%	310.00%
Belgium | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 604	€ 584
Probability weighting	60.00%	60.00%
Belgium | Baseline Scenario | Real GDP
Market Risk [Line Items]
2024	90.00%	0.00%
2025	150.00%	160.00%
2026	180.00%	180.00%
Belgium | Baseline Scenario | Unemployment
Market Risk [Line Items]
2024	560.00%	610.00%
2025	550.00%	630.00%
2026	540.00%	610.00%
Belgium | Baseline Scenario | HPI
Market Risk [Line Items]
2024	40.00%	140.00%
2025	520.00%	220.00%
2026	390.00%	250.00%
Belgium | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 713	€ 692
Probability weighting	20.00%	20.00%
Belgium | Downside scenario | Real GDP
Market Risk [Line Items]
2024	(130.00%)	(320.00%)
2025	(20.00%)	100.00%
2026	120.00%	150.00%
Belgium | Downside scenario | Unemployment
Market Risk [Line Items]
2024	730.00%	750.00%
2025	800.00%	850.00%
2026	790.00%	840.00%
Belgium | Downside scenario | HPI
Market Risk [Line Items]
2024	(220.00%)	(120.00%)
2025	390.00%	90.00%
2026	260.00%	120.00%
USA
Market Risk [Line Items]
Reportable ECL	€ 165	€ 221
USA | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 102	€ 100
Probability weighting	20.00%	20.00%
USA | Upside scenario | Real GDP
Market Risk [Line Items]
2024	180.00%	300.00%
2025	320.00%	150.00%
2026	340.00%	340.00%
USA | Upside scenario | Unemployment
Market Risk [Line Items]
2024	410.00%	340.00%
2025	330.00%	280.00%
2026	310.00%	250.00%
USA | Upside scenario | HPI
Market Risk [Line Items]
2024	60.00%	370.00%
2025	870.00%	740.00%
2026	870.00%	810.00%
USA | Baseline Scenario
Market Risk [Line Items]
Un-weighted ECL	€ 144	€ 188
Probability weighting	60.00%	60.00%
USA | Baseline Scenario | Real GDP
Market Risk [Line Items]
2024	90.00%	20.00%
2025	190.00%	110.00%
2026	210.00%	230.00%
USA | Baseline Scenario | Unemployment
Market Risk [Line Items]
2024	450.00%	430.00%
2025	450.00%	440.00%
2026	440.00%	390.00%
USA | Baseline Scenario | HPI
Market Risk [Line Items]
2024	(70.00%)	250.00%
2025	350.00%	220.00%
2026	330.00%	280.00%
USA | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 292	€ 442
Probability weighting	20.00%	20.00%
USA | Downside scenario | Real GDP
Market Risk [Line Items]
2024	(130.00%)	(410.00%)
2025	(140.00%)	20.00%
2026	(10.00%)	60.00%
USA | Downside scenario | Unemployment
Market Risk [Line Items]
2024	660.00%	640.00%
2025	820.00%	770.00%
2026	880.00%	820.00%
USA | Downside scenario | HPI
Market Risk [Line Items]
2024	(420.00%)	(120.00%)
2025	(270.00%)	(380.00%)
2026	(300.00%)	(350.00%)